Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
5.	Cash and cash equivalents

	December 31, 2023	December 31, 2022
Cash on hand and petty cash	$7,975	$7,957
Checking accounts	44,742	130,362
Demand deposits	4,226,503	22,858,058
Time deposits	42,498,552	6,871,187
	46,777,772	29,867,564
Transferred to financial assets at amortized cost	(41,470,915)	(6,871,187)
	$5,306,857	$22,996,377

(1)	The Group transacts with a variety of financial institutions all with high credit quality to disperse credit risk, so it expects that the probability of counterparty default is remote.

a)	As of December 31, 2023 and 2022, range of interest rate of time deposits was 0.00%~5.20% and 0.22%~3.80%, respectively. Some of time deposits provided as guarantees and with maturity over three months were reclassified as “financial assets at amortized cost - current” and “financial assets at amortized cost - non-current” based on its nature. Details of the Group’s time deposits transferred to investments in debt instruments without active market are provided in Note 7. Those financial assets at amortized cost have interest rate of 0.00% for the year ended December 31, 2023.

b)	Details of time deposits pledged to others as collaterals are provided in Note 39.